Financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of fair value measurement of assets
The below tables summarize assets and liabilities measured at fair value on a recurring basis or at amortized cost.

	June 30, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	22	—	22
Fund investments	—	—	25	—	25
Long-term receivables from customers	—	—	—	147	147
Non-current minimum lease payments from finance lease agreements	—	—	—	82	82
Long-term loans, advances, security deposits and warrant options	—	—	—	81	81
Total non-current financial assets	—	—	47	310	357
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	131	131
Minimum lease payments from finance lease agreements	—	—	—	53	53
Other receivables, security deposits and current assets	—	—	—	145	145
VAT receivables	—	—	—	67	67
Derivative financial instruments	—	1	—	—	1
Total current financial assets	—	1	—	396	397
Total financial assets at fair value and amortized cost or cost	—	1	47	706	754
Financial liabilities
Contingent consideration payables	—	—	(293)	—	(293)
Non-current financial debt	—	—	—	(1,751)	(1,751)
Current financial debt	—	—	—	(1,759)	(1,759)
Derivative financial instruments	—	(12)	—	—	(12)
Total financial liabilities at fair value and amortized cost	—	(12)	(293)	(3,510)	(3,815)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Fund investments	—	—	27	—	27
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, security deposits and warrant options	—	—	—	87	87
Total non-current financial assets	—	—	46	342	388
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	133	133
Minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	83	83
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	—	341	341
Total financial assets at fair value and amortized cost or cost	—	—	46	683	729
Financial liabilities
Contingent consideration payables	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.
Financial assets

	Long-term financial investments measured at FVOCI		Fund investment
($ millions)	2019	2018	2019	2018
Balance as of January 1(1)	19	26	27	25
Additions	8	11	—	—
Cash receipts and payments	—	—	—	(5)
Gains/(losses) recognized in consolidated statement of comprehensive income	(7)	—	—	—
Unrealized gains/(losses) in income statement	—	—	(2)	49
Reclassification	2	5	—	—
Balance as of June 30	22	42	25	69
(1) January 1, 2018 balances reflected in this table are as adjusted for adoption of IFRS 9, Financial Instruments.

Disclosure of fair value measurement of liabilities
The below tables summarize assets and liabilities measured at fair value on a recurring basis or at amortized cost.

	June 30, 2019
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	22	—	22
Fund investments	—	—	25	—	25
Long-term receivables from customers	—	—	—	147	147
Non-current minimum lease payments from finance lease agreements	—	—	—	82	82
Long-term loans, advances, security deposits and warrant options	—	—	—	81	81
Total non-current financial assets	—	—	47	310	357
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	131	131
Minimum lease payments from finance lease agreements	—	—	—	53	53
Other receivables, security deposits and current assets	—	—	—	145	145
VAT receivables	—	—	—	67	67
Derivative financial instruments	—	1	—	—	1
Total current financial assets	—	1	—	396	397
Total financial assets at fair value and amortized cost or cost	—	1	47	706	754
Financial liabilities
Contingent consideration payables	—	—	(293)	—	(293)
Non-current financial debt	—	—	—	(1,751)	(1,751)
Current financial debt	—	—	—	(1,759)	(1,759)
Derivative financial instruments	—	(12)	—	—	(12)
Total financial liabilities at fair value and amortized cost	—	(12)	(293)	(3,510)	(3,815)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.

	December 31, 2018
($ millions)	Level 1	Level 2	Level 3	Valued at amortized cost or cost(2)	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	—	—	19	—	19
Fund investments	—	—	27	—	27
Long-term receivables from customers	—	—	—	164	164
Non-current minimum lease payments from finance lease agreements	—	—	—	91	91
Long-term loans, advances, security deposits and warrant options	—	—	—	87	87
Total non-current financial assets	—	—	46	342	388
Current financial assets(1)
Current portion of long-term receivables from customers	—	—	—	133	133
Minimum lease payments from finance lease agreements	—	—	—	57	57
Other receivables, security deposits and current assets	—	—	—	83	83
VAT receivables	—	—	—	68	68
Derivative financial instruments	—	—	—	—	—
Total current financial assets	—	—	—	341	341
Total financial assets at fair value and amortized cost or cost	—	—	46	683	729
Financial liabilities
Contingent consideration payables	—	—	(162)	—	(162)
Non-current financial debt	—	—	—	—	—
Current financial debt	—	—	—	(47)	(47)
Derivative financial instruments	—	—	—	—	—
Total financial liabilities at fair value and amortized cost	—	—	(162)	(47)	(209)
(1) Current financial assets referenced in the above table are recorded in Other current assets.
(2) Carrying amount is a reasonable approximation of fair value.
Financial liabilities

	Contingent consideration liabilities
($ millions)	2019	2018
Balance as of January 1	(162)	(113)
Additions	(135)	—
Accretion for passage of time	(9)	(10)
Adjustments for change in assumptions	13	—
Payments	—	—
Balance as of June 30	(293)	(123)

Disclosure of current and non-current financial debts outstanding
The below table summarizes current and non-current Financial debts outstanding as of June 30, 2019 and December 31, 2018. The below Financial debts are measured at amortized costs.

($ millions)	June 30, 2019	December 31, 2018
Non-current financial debts
Facility A	498	—
Facility B	792	—
Facility C	396	—
Local facilities (Japan)	65	—
Revolving facility	—	—
Total non-current financial debts	1,751	—

Current financial debts
Bridge Facility	1,496	—
Local facilities:
Japan	86	—
All others	129	32
Other short-term financial debts	48	15
Derivatives	12	—
Total current financial debts	1,771	47
Total financial debts	3,522	47